Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB stock held	$ 50,000	$ 30,000
Cash received from FHLB advance	500,000
Private placement | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities	6,685,280	5,461,205
Account balances and future policy benefit reserves
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funding agreement, balance	500,000	500,000
Amount of collateral	$ 1,313,443	$ 655,031